Summary of significant accounting policies - Basis of presentation (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 segment $ / shares	Dec. 31, 2022 $ / shares
Common stock, par value	$ 0.0001	$ 0.0001
Operating segments	1	1
Granite Ridge Common Stock
Common stock, par value		$ 0.0001